Accumulated Other Comprehensive Income - Components of Accumulated Other Comprehensive Income Included in Stockholders' Equity (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Accumulated other comprehensive income	$ 33	$ 172
Available for Sale Securities [Member]
Accumulated other comprehensive income before tax	(37)	131
Tax effect	15	(54)
Accumulated other comprehensive income	(22)	77
Pension and Other Postretirement Benefit Plans [Member]
Accumulated other comprehensive income before tax	92	160
Tax effect	(37)	(65)
Accumulated other comprehensive income	$ 55	$ 95